Share-based payment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Share-based Payment [Abstract]
Disclosure of detailed information about stock awards programs, share based payments [text block]
Details of these costs and the characteristics of the different stock awards programs and other share based payments are described in the following table and explanations:

		Awards
	Awards at	granted			Awards
	the	in the	Awards	Awards	at year	Charged to net loss / profit
Year of issuance	beginning	year	forfeited	exercised	end	2017	2016	2015
2016	1,619,105	-	31,109	-	1,587,996	865	445	-
2014	490,000	-	-	490,000	-	838	821	898
2013	-	-	-	-	-	-	-	594
2012	-	-	-	-	-	-	855	636
2011	-	-	-	-	-	-	-	879
Subtotal						1,703	2,121	3,007
Stock options to Executive Directors	-	-	-	-	-	-	-	2,390
Shares granted to Non-Executive Directors	-	70,485		70,485		454	400	371
VCP 2013	-	-	-	-	-	-	-	617
VCP 2016	-	-	-	-	-	1,868	934	-
Executive Directors Bonus	-	-	-	-	-	-	(325)	400
Key Management Bonus	82,306	-	-	82,306	-	-	202	1,438
Stock awards for service contracts	-	12,546	-	12,546	-	50	35	-
	2,191,411	83,031	31,109	655,337	1,587,996	4,075	3,367	8,223